Portfolio of Investments March 31, 2025
JMM
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 139.6% (99.3% of Total Investments)
515975
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 0.8% (0.6% of Total
Investments) 515975
BANKS - 0.4%
$ 250,000 (a) Citigroup Inc 7.625 % N/A $ 260,091
TOTAL BANKS 260,091
FINANCIAL SERVICES - 0.4%
250,000 (b) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 255,884
TOTAL FINANCIAL SERVICES 255,884
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $509,125) 515,975
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES - 31.9% (22.7% of Total Investments) –
63,085 (c) 321 Henderson Receivables VI LLC, Series 2010 1A 9.310 07/15/61 63,925
500,000 (c),(d) ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4,
(TSFR1M + 2.714%)
7.031 12/18/37 484,190
500,000 (c) Adams Outdoor Advertising LP, Series 2023 1 6.967 07/15/53 514,429
500,000 (c),(d) AGL CLO 19 Ltd, Series 2022 19A, (TSFR3M + 2.750%) 7.043 07/21/35 500,253
1,572,367 (c) American Homes 4 Rent 2015-SFR2 Trust, Series 2015 SFR2, (I/O) 0.000 10/17/52 16
9,130 Bayview Financial Mortgage Pass-Through Trust 2006-C, Series
2006 C
6.352 11/28/36 7,834
386,667 (c) Capital Automotive REIT, Series 2024 1 4.900 05/15/54 384,806
500,000 (c) CARS-DB4 LP, Series 2020 1A 4.520 02/15/50 481,895
500,000 Carvana Auto Receivables Trust 2022-P3, Series 2022 P3 5.540 11/10/28 506,334
899,452 (c) CF Hippolyta Issuer LLC, Series 2020 1 2.600 07/15/60 799,102
400,000 (c),(d) CIFC Funding 2020-II Ltd, Series 2020 2A, (LIBOR 3 M + 1.862%) 6.155 10/20/34 400,319
35,255 (c) Commonbond Student Loan Trust 2017-B-GS, Series 2017 BGS 4.440 09/25/42 29,925
1,116,000 (c) DB Master Finance LLC, Series 2017 1A 4.030 11/20/47 1,090,770
290,250 (c) DB Master Finance LLC, Series 2021 1A 2.493 11/20/51 266,349
1,113,000 (c) Domino's Pizza Master Issuer LLC, Series 2015 1A 4.474 10/25/45 1,109,434
145,700 (c) Domino's Pizza Master Issuer LLC, Series 2017 1A 4.118 07/25/47 143,055
1,352,950 (c) Driven Brands Funding LLC, Series 2019 1A 4.641 04/20/49 1,345,695
400,000 (c),(d) Dryden 49 Senior Loan Fund, Series 2017 49A, (TSFR3M +
1.862%)
6.155 07/18/30 400,414
500,000 (c) Frontier Issuer LLC, Series 2023 1 6.600 08/20/53 509,213
478,750 (c) Hardee's Funding LLC, Series 2020 1A 3.981 12/20/50 455,703
324,073 (c) J.G. Wentworth XXXVII LLC, Series 2016 1A 5.190 06/17/69 300,666
538,291 (c) JGWPT XXV LLC, Series 2012 1A 7.140 02/15/67 553,049
229,306 (c) JGWPT XXVI LLC, Series 2012 2A 6.770 10/17/61 232,006
250,000 (c) MetroNet Infrastructure Issuer LLC, Series 2024 1A 6.230 04/20/54 255,756
127,989 Mid-State Capital Corp 2005-1 Trust, Series 2005 1 5.745 01/15/40 127,739
48,313 Mid-State Trust XI, Series 2003 11 5.598 07/15/38 48,384
400,000 (c),(d) Neuberger Berman CLO Ltd, Series 2024 56A, (TSFR3M +
1.750%)
6.772 07/24/37 400,667
500,000 (c),(d) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022 48A,
(TSFR3M + 1.800%)
6.100 04/25/36 500,260
400,000 (c),(d) OHA Credit Funding 19 Ltd, Series 2024 19A, (TSFR3M +
1.700%)
5.993 07/20/37 401,264
232,800 (c) Planet Fitness Master Issuer LLC, Series 2022 1A 3.251 12/05/51 224,963
481,250 (c) SERVPRO Master Issuer LLC, Series 2021 1A 2.394 04/25/51 443,414
264,600 (c) Sesac Finance LLC, Series 2019 1 5.216 07/25/49 261,903
82,708 (c) Sierra Timeshare 2020-2 Receivables Funding LLC, Series 2020
2A
3.510 07/20/37 82,314
367,354 (c) Sonic Capital LLC, Series 2020 1A 3.845 01/20/50 357,584
350,000 (c) Stack Infrastructure Issuer LLC, Series 2020 1A 1.893 08/25/45 345,517
189,836 (c) Start II LTD, Series 2019 1 5.095 03/15/44 188,994
9,536 (c) Structured Receivables Finance 2010-A LLC, Series 2010 A 5.218 01/16/46 9,534
997,500 (c) Subway Funding LLC, Series 2024 1A 6.028 07/30/54 1,004,670
585,938 (c) Taco Bell Funding LLC, Series 2016 1A 4.970 05/25/46 585,163
294,750 (c) Taco Bell Funding LLC, Series 2021 1A 1.946 08/25/51 279,101

Portfolio of Investments March 31, 2025
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 648,450 (c) Taco Bell Funding LLC, Series 2021 1A 2.294% 08/25/51 $ 581,637
250,000 (c) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4.288 02/15/52 242,192
384,837 (c) Wendy's Funding LLC, Series 2018 1A 3.884 03/15/48 372,486
443,701 (c) Wendy's Funding LLC, Series 2019 1A 3.783 06/15/49 436,504
557,933 (c) Wendy's Funding LLC, Series 2021 1A 2.370 06/15/51 506,673
985,000 (c) Wingstop Funding LLC, Series 2020 1A 2.841 12/05/50 929,521
173,700 (c) Zaxbys Funding LLC, Series 2021 1A 3.238 07/30/51 158,789
350,000 (c) Ziply Fiber Issuer LLC, Series 2024 1A 6.640 04/20/54 360,400
TOTAL ASSET-BACKED SECURITIES
(Cost $20,197,795) 19,684,811
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
24611133 CORPORATE BONDS - 39.8% (28.3% of Total Investments) 24611133
AUTOMOBILES & COMPONENTS - 1.3%
175,000 (b) Ford Motor Co 3.250 02/12/32 144,225
200,000 (b) Ford Motor Credit Co LLC 6.950 03/06/26 202,178
150,000 (b) Goodyear Tire & Rubber Co/The 5.250 04/30/31 135,308
135,000 (b),(c) Phinia Inc 6.625 10/15/32 132,400
185,000 (b) ZF North America Capital Inc 6.750 04/23/30 175,793
TOTAL AUTOMOBILES & COMPONENTS 789,904
BANKS - 7.2%
200,000 (a),(e) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 217,155
400,000 Banco Santander SA 2.749 12/03/30 347,595
200,000 (a),(e) Banco Santander SA 9.625 N/A 229,736
575,000 (b) Bank of America Corp 5.744 02/12/36 573,901
200,000 (a),(c),(e) BNP Paribas SA 9.250 N/A 213,755
250,000 (a),(c),(e) Intesa Sanpaolo SpA 7.700 N/A 249,702
200,000 (c) Intesa Sanpaolo SpA 6.625 06/20/33 214,118
475,000 JPMorgan Chase & Co 5.502 01/24/36 485,232
300,000 (a) JPMorgan Chase & Co 3.650 N/A 293,295
200,000 (a),(e) Lloyds Banking Group PLC 8.000 N/A 207,555
200,000 (a),(e) Lloyds Banking Group PLC 7.500 N/A 200,678
295,000 (a) M&T Bank Corp 3.500 N/A 279,813
250,000 (a),(e) NatWest Group PLC 8.125 N/A 262,470
300,000 (a) Truist Financial Corp 6.669 N/A 298,755
400,000 (a) Wells Fargo & Co 3.900 N/A 392,030
TOTAL BANKS 4,465,790
CAPITAL GOODS - 2.1%
600,000 (b) Boeing Co/The 3.250 02/01/28 575,370
200,000 Boeing Co/The 3.625 02/01/31 185,432
60,000 (c) Chart Industries Inc 7.500 01/01/30 62,229
75,000 (c) Efesto Bidco S.p.A Efesto US LLC 7.500 02/15/32 73,132
30,000 (c) Gates Corp/DE 6.875 07/01/29 30,520
65,000 (c) Herc Holdings Inc 6.625 06/15/29 65,209
100,000 (c) Quikrete Holdings Inc 6.375 03/01/32 100,635
50,000 (c) WESCO Distribution Inc 6.375 03/15/33 50,252
135,000 (b),(c) Windsor Holdings III LLC 8.500 06/15/30 139,304
TOTAL CAPITAL GOODS 1,282,083
COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
200,000 (b),(c) Prime Security Services Borrower LLC / Prime Finance Inc 6.250 01/15/28 200,157
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 200,157
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
365,000 (b),(c) Asbury Automotive Group Inc 4.625 11/15/29 342,044
100,000 (b),(c) Bath & Body Works Inc 6.625 10/01/30 101,394
75,000 (c) LCM Investments Holdings II LLC 4.875 05/01/29 70,380
50,000 (c) Michaels Cos Inc/The 5.250 05/01/28 34,325
500,000 (b),(c) Michaels Cos Inc/The 7.875 05/01/29 265,243
35,000 Veritiv Operating Co 10.500 11/30/30 37,059
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 850,445

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL - 0.2%
$ 125,000 (c) CD&R Smokey Buyer Inc 9.500% 10/15/29 $ 114,062
TOTAL CONSUMER DURABLES & APPAREL 114,062
CONSUMER SERVICES - 1.6%
180,000 (b),(c) Caesars Entertainment Inc 6.000 10/15/32 168,097
200,000 (c) Flutter Treasury DAC 6.375 04/29/29 203,775
215,000 (c) Motion Finco Sarl 8.375 02/15/32 209,001
150,000 (b) Service Corp International/US 5.750 10/15/32 147,410
100,000 (b),(c) Six Flags Entertainment Corp / Six Flags Theme Parks Inc 6.625 05/01/32 100,827
140,000 (b),(c) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 136,351
TOTAL CONSUMER SERVICES 965,461
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.1%
50,000 (c) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 50,487
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 50,487
ENERGY - 3.9%
250,000 (b),(c) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 254,172
50,000 (c) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 10/15/32 49,767
80,000 (c) Buckeye Partners LP 6.750 02/01/30 81,032
200,000 (c) Chord Energy Corp 6.750 03/15/33 198,951
90,000 (b),(c) Civitas Resources Inc 8.375 07/01/28 92,879
55,000 (c) Civitas Resources Inc 8.750 07/01/31 56,482
25,000 (c) CNX Resources Corp 7.250 03/01/32 25,422
65,000 (c) Coronado Finance Pty Ltd 9.250 10/01/29 60,181
50,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 50,355
200,000 (b),(c) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 204,955
200,000 (b),(c) MEG Energy Corp 5.875 02/01/29 196,670
125,000 (b),(c) Parkland Corp 4.500 10/01/29 117,878
315,000 (b),(c) Parkland Corp/Canada 4.625 05/01/30 295,623
55,000 (c) TransMontaigne Partners LLC 8.500 06/15/30 55,405
140,000 (b),(c) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 142,390
110,000 (b),(c) Venture Global LNG Inc 8.125 06/01/28 112,401
400,000 Williams Cos Inc/The 4.900 03/15/29 402,606
TOTAL ENERGY 2,397,169
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.9%
650,000 (b) Brixmor Operating Partnership LP 4.050 07/01/30 622,648
200,000 Essential Properties LP 2.950 07/15/31 173,431
500,000 GLP Capital LP / GLP Financing II Inc 4.000 01/15/30 472,649
75,000 (c) Iron Mountain Inc 4.500 02/15/31 68,752
35,000 (c) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 35,654
175,000 (b) MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 116,653
300,000 (c) Prologis Targeted US Logistics Fund LP 5.500 04/01/34 303,855
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,793,642
FINANCIAL SERVICES - 3.8%
300,000 (a) American Express Co 3.550 N/A 289,720
300,000 (a) Bank of New York Mellon Corp/The 4.700 N/A 298,183
270,000 Blackstone Private Credit Fund 6.000 01/29/32 267,687
200,000 (b),(c) Block Inc 6.500 05/15/32 202,016
250,000 (b),(c) Compass Group Diversified Holdings LLC 5.250 04/15/29 235,840
300,000 (b),(c) Encore Capital Group Inc 8.500 05/15/30 309,198
215,000 (b),(c) FirstCash Inc 6.875 03/01/32 217,677
75,000 (c) Freedom Mortgage Holdings LLC 8.375 04/01/32 73,283
100,000 (b),(c) Starwood Property Trust Inc 6.500 07/01/30 100,051
200,000 (a),(c),(e) UBS Group AG 9.250 N/A 217,208
65,000 (c) Walker & Dunlop Inc 6.625 04/01/33 64,838
80,000 (c) WEX Inc 6.500 03/15/33 79,123
TOTAL FINANCIAL SERVICES 2,354,824
FOOD, BEVERAGE & TOBACCO - 0.7%
400,000 BAT Capital Corp 2.726 03/25/31 354,228
75,000 (b),(c) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 71,774
TOTAL FOOD, BEVERAGE & TOBACCO 426,002

Portfolio of Investments March 31, 2025
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
$ 29,000 (c) CHS/Community Health Systems Inc 6.125% 04/01/30 $ 17,309
140,000 (b),(c) CHS/Community Health Systems Inc 10.875 01/15/32 137,924
100,000 (b),(c) DaVita Inc 4.625 06/01/30 92,057
50,000 (c) DaVita Inc 6.875 09/01/32 50,281
190,000 (b),(c) Prime Healthcare Services Inc 9.375 09/01/29 179,256
TOTAL HEALTH CARE EQUIPMENT & SERVICES 476,827
INSURANCE - 1.5%
250,000 (b),(c) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 245,421
200,000 (c) Ardonagh Finco Ltd 7.750 02/15/31 203,731
165,000 (b),(c) Panther Escrow Issuer LLC 7.125 06/01/31 168,124
30,000 (c) Ryan Specialty LLC 5.875 08/01/32 29,630
300,000 (c),(d) Vitality Re XIV Ltd (3-Month U.S. Treasury Bill + 3.500%) 7.792 01/05/27 308,220
TOTAL INSURANCE 955,126
MATERIALS - 1.4%
240,000 (b),(c) EverArc Escrow Sarl 5.000 10/30/29 225,101
375,000 (b),(c) NOVA Chemicals Corp 5.000 05/01/25 374,314
85,000 (c) Olin Corp 6.625 04/01/33 82,587
60,000 (c) Sealed Air Corp/Sealed Air Corp US 7.250 02/15/31 62,109
120,000 (c) Tronox Inc 4.625 03/15/29 102,628
TOTAL MATERIALS 846,739
MEDIA & ENTERTAINMENT - 2.3%
200,000 (b),(c) CSC Holdings LLC 11.250 05/15/28 193,352
50,000 (c) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 48,452
250,000 (b),(c) DISH Network Corp 11.750 11/15/27 263,269
325,000 (b),(c) Gray Media Inc 4.750 10/15/30 204,832
200,000 (b),(c) LCPR Senior Secured Financing DAC 5.125 07/15/29 146,619
135,000 (b),(c) Sirius XM Radio LLC 4.000 07/15/28 125,956
75,000 (b),(c) Univision Communications Inc 4.500 05/01/29 66,265
200,000 (c) VZ Secured Financing BV 5.000 01/15/32 173,785
235,000 Warnermedia Holdings Inc 4.279 03/15/32 207,044
TOTAL MEDIA & ENTERTAINMENT 1,429,574
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
200,000 (b),(c) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 174,381
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 174,381
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
75,000 Kennedy-Wilson Inc 4.750 03/01/29 68,670
325,000 (b) Kennedy-Wilson Inc 5.000 03/01/31 285,993
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 354,663
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
300,000 (c) Broadcom Inc 2.450 02/15/31 263,948
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 263,948
SOFTWARE & SERVICES - 1.7%
500,000 (b),(c) Ahead DB Holdings LLC 6.625 05/01/28 487,982
250,000 (c) CA Magnum Holdings 5.375 10/31/26 245,363
15,000 (c) Gen Digital Inc 6.250 04/01/33 14,932
185,000 (b),(c) Open Text Corp 3.875 12/01/29 168,287
150,000 (b),(c) Rocket Software Inc 9.000 11/28/28 154,683
TOTAL SOFTWARE & SERVICES 1,071,247
TELECOMMUNICATION SERVICES - 2.5%
550,000 (b) AT&T Inc 2.750 06/01/31 488,852
200,000 (c) Iliad Holding SASU 7.000 04/15/32 200,264
200,000 (c) Level 3 Financing Inc 10.500 04/15/29 220,000
350,000 T-Mobile US Inc 5.125 05/15/32 352,201
105,000 (b),(c) Windstream Escrow LLC / Windstream Escrow Finance Corp 8.250 10/01/31 106,901
200,000 (c) Zegona Finance PLC 8.625 07/15/29 211,825
TOTAL TELECOMMUNICATION SERVICES 1,580,043
TRANSPORTATION - 0.4%
60,000 (c) Air Transport Services Group Inc 7.250 03/15/32 61,157
250,000 (b),(c) Brightline East LLC 11.000 01/31/30 220,214
TOTAL TRANSPORTATION 281,371

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 2.4%
$ 200,000 (c) ContourGlobal Power Holdings SA 6.750% 02/28/30 $ 200,880
60,000 (c) Ferrellgas LP / Ferrellgas Finance Corp 5.375 04/01/26 59,394
100,000 (b),(c) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 90,528
200,000 (b) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.875 03/01/27 198,924
475,000 (c) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 438,619
190,000 (b),(c) Talen Energy Supply LLC 8.625 06/01/30 201,533
300,000 Virginia Electric and Power Co 5.000 04/01/33 297,310
TOTAL UTILITIES 1,487,188
TOTAL CORPORATE BONDS
(Cost $26,064,576) 24,611,133
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 64.7% (46.1% of Total Investments) –
400,000 (d) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4.084 02/15/51 381,074
1,136,862 (b) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 3.751 03/15/52 1,102,276
375,000 (c),(d) BX Trust 2023-DELC, Series 2023 DELC, (TSFR1M + 3.339%) 7.658 05/15/38 376,549
250,000 (c),(d) Century Plaza Towers 2019-CPT, Series 2019 CPT 2.997 11/13/39 202,374
425,000 (d) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
4.200 04/10/48 389,809
600,000 (c) Citigroup Commercial Mortgage Trust 2016-P5, Series 2016 P5 3.000 10/10/49 347,199
241,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3.502 08/10/56 203,309
33,879 (c) Citigroup Global Markets Mortgage Securities VII Inc, Series
2003 1
6.000 09/25/33 16,615
499,882 (c),(d) COMM 2013-LC13 Mortgage Trust, Series 2013 LC13 5.372 08/10/46 429,361
775,000 (d) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 4.044 03/10/48 688,414
450,000 (d) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 4.517 08/10/48 438,874
540,000 (d) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4.463 10/10/48 502,343
108,000 (d) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4.544 10/10/48 103,075
400,000 (c),(d) Connecticut Avenue Securities Trust 2022-R04, Series 2022 R04,
(SOFR30A + 3.100%)
7.440 03/25/42 412,825
1,000,000 (b),(c),(d) Connecticut Avenue Securities Trust 2022-R07, Series 2022 R07,
(SOFR30A + 4.650%)
8.986 06/25/42 1,065,043
485,000 (c),(d) Connecticut Avenue Securities Trust 2022-R08, Series 2022 R08,
(SOFR + 3.600%)
7.940 07/25/42 506,164
200,000 (c),(d) Connecticut Avenue Securities Trust 2023-R01, Series 2023 R01,
(SOFR30A + 3.750%)
8.086 12/25/42 210,735
1,500,000 (b),(c),(d) Connecticut Avenue Securities Trust 2023-R02, Series 2023 R02,
(SOFR30A + 3.350%)
7.690 01/25/43 1,574,480
710,000 (c),(d) Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06,
(SOFR30A + 3.900%)
9.188 07/25/43 749,770
1,410,000 (c),(d) Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06,
(SOFR30A + 2.700%)
7.040 07/25/43 1,449,859
500,000 (c),(d) Connecticut Avenue Securities Trust 2023-R08, Series 2023 R08,
(SOFR30A + 3.550%)
7.890 10/25/43 528,249
250,000 (c) CSMC 2014-USA OA LLC, Series 2014 USA 4.373 09/15/37 141,797
86,717 CSMC Mortgage-Backed Trust 2006-7, Series 2006 7 6.000 08/25/36 30,716
200,000 (c),(d) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 6.595 06/10/37 202,723
874,524 Fannie Mae Pool, FN MA5165 5.500 10/01/53 874,020
1,206,663 (b) Fannie Mae Pool, FN MA5107 5.500 08/01/53 1,206,763
157,628 Fannie Mae Pool, FN MA5039 5.500 06/01/53 157,666
489,950 (b) Fannie Mae Pool, FN MA4733 4.500 09/01/52 469,472
407,613 (b) Fannie Mae Pool, FN MA4644, Series 2022 1 4.000 05/01/52 380,493
275,905 (b) Fannie Mae Pool, FN MA4600, Series 2022 2 3.500 05/01/52 249,234
2,633,606 (b) Fannie Mae Pool, FN MA4579 3.000 04/01/52 2,284,730
1,285,478 (b) Fannie Mae Pool, FN MA5164 5.000 10/01/53 1,262,579
1,801,232 (b) Fannie Mae Pool, FN MA4438, Series 2021 1 2.500 10/01/51 1,504,595
177,113 (b) Fannie Mae Pool, FN BM5839 3.500 11/01/47 164,929
899,946 (b) Fannie Mae Pool, FN MA5106 5.000 08/01/53 883,914
5,133 (b) Fannie Mae Pool, FN 709700 5.500 06/01/33 5,171
17,913 (b) Fannie Mae Pool, FN 766070 5.500 02/01/34 17,904
18,777 Fannie Mae Pool, FN 995018 5.500 06/01/38 19,149

Portfolio of Investments March 31, 2025
(continued)
JMM

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 453,605 (b) Fannie Mae Pool, FN MA3305 3.500% 03/01/48 $ 414,206
621,192 (b) Fannie Mae Pool, FN BM5126 3.500 01/01/48 571,569
9,821 Fannie Mae Pool, FN 828346 5.000 07/01/35 9,883
6,590 Fannie Mae Pool, FN 878059 5.500 03/01/36 6,729
547,355 (b) Fannie Mae Pool, FN MA4783 4.000 10/01/52 510,763
10,233 (b) Fannie Mae Pool, FN 882685 6.000 06/01/36 10,461
341,603 (b) Fannie Mae Pool, FN MA4919 5.500 02/01/53 341,903
38,042 (d) Fannie Mae REMIC Trust 2002-W1, Series 2002 W1 4.587 02/25/42 38,013
218,501 (d) Fannie Mae REMIC Trust 2003-W1, Series 2003 W1 2.422 12/25/42 117,916
242,613 (b) Freddie Mac Gold Pool, FG G18497 3.000 01/01/29 237,389
860,895 (b) Freddie Mac Gold Pool, FG G08528 3.000 04/01/43 775,276
353,158 (b) Freddie Mac Gold Pool, FG Q40718 3.500 05/01/46 324,921
533,651 (b) Freddie Mac Gold Pool, FG Q40841 3.000 06/01/46 474,101
572,369 (b) Freddie Mac Gold Pool, FG G60138 3.500 08/01/45 531,909
3,767 (b) Freddie Mac Gold Pool, FG C00676 6.500 11/01/28 3,888
241,299 (b) Freddie Mac Gold Pool, FG G08566 3.500 01/01/44 224,901
362,039 (b) Freddie Mac Pool, FR RA7402 3.500 05/01/52 328,608
1,558,900 (b) Freddie Mac Pool, FR RA6766 2.500 02/01/52 1,316,099
150,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022 DNA2,
(SOFR30A + 4.750%)
9.090 02/25/42 156,861
420,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022 DNA3,
(SOFR30A + 5.650%)
8.647 04/25/42 447,925
750,000 (b),(c),(d) Freddie Mac STACR REMIC Trust 2022-DNA4, Series 2022 DNA4,
(SOFR30A + 3.350%)
7.690 05/25/42 779,610
320,000 (c),(d) Freddie Mac STACR REMIC Trust 2022-HQA2, Series 2022 HQA2,
(SOFR30A + 4.000%)
8.340 07/25/42 337,721
675,000 (b),(c),(d) Freddie Mac STACR REMIC Trust 2023-HQA1, Series 2023 HQA1,
(SOFR30A + 3.500%)
7.840 05/25/43 716,790
55,730 (b) Ginnie Mae I Pool, GN 604567 5.500 08/15/33 56,273
33,290 (b) Ginnie Mae I Pool, GN 631574 6.000 07/15/34 34,956
642,000 (c),(d) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR,
(TSFR1M + 1.197%)
5.517 07/15/31 500,808
34,712 (c),(d) GSMPS Mortgage Loan Trust 2001-2, Series 2001 2 7.500 06/19/32 33,635
295,698 (c) GSMPS Mortgage Loan Trust 2003-3, Series 2003 3 7.000 06/25/43 308,836
208,882 (c) GSMPS Mortgage Loan Trust 2005-RP1, Series 2005 RP1 8.500 01/25/35 215,210
288,688 (c) GSMPS Mortgage Loan Trust 2005-RP2, Series 2005 RP2 7.500 03/25/35 285,589
252,622 (c) GSMPS Mortgage Loan Trust 2005-RP3, Series 2005 RP3 7.500 09/25/35 253,366
156,444 (c) GSMPS Mortgage Loan Trust 2005-RP3, Series 2005 RP3 8.000 09/25/35 154,172
500,000 (c),(d) Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY 2.943 12/10/41 443,296
250,000 (c) ICNQ 2024-MF Mortgage Trust, Series 2024 MF 6.074 12/10/34 254,576
85,822 (d) Impac Secured Assets CMN Owner Trust, Series 2000 3 8.000 10/25/30 79,220
430,000 (c),(d) J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-
AON, Series 2018 AON
4.613 07/05/31 217,150
181,670 JP Morgan Alternative Loan Trust 2006-S1, Series 2006 S1 6.500 03/25/36 99,046
500,000 (c),(d) JP Morgan Chase Commercial Mortgage Securities Trust 2016-
JP4, Series 2016 JP4
3.369 12/15/49 363,047
368,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust 2019-
ICON UES, Series 2019 UES
4.343 05/05/32 355,518
500,000 (c) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3.620 01/16/37 282,110
697,000 (d) JPMDB Commercial Mortgage Securities Trust 2016-C4, Series
2016 C4
3.038 12/15/49 583,047
500,000 (c) JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
2017 C7
3.000 10/15/50 400,881
500,000 (c) Legends Outlets Kansas City KS Mortgage Secured Pass-Through
Trust, Series 2024 LGND
6.021 11/05/39 507,164
400,000 (c),(d) Manhattan West 2020-1MW Mortgage Trust, Series 2020 1MW 2.335 09/10/39 366,333
206,433 MASTR Alternative Loan Trust 2004-1, Series 2004 1 7.000 01/25/34 212,234
69,150 MASTR Alternative Loan Trust 2004-5, Series 2004 5 7.000 06/25/34 70,691
78,940 MASTR Asset Securitization Trust 2003-11, Series 2003 11 5.250 12/25/33 78,944
500,000 (d) Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28,
Series 2016 C28
4.589 01/15/49 446,636
22,299 Morgan Stanley Mortgage Loan Trust 2006-2, Series 2006 2 5.750 02/25/36 20,754

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 500,000 (c),(d) MSCG Trust 2015-ALDR, Series 2015 ALDR 3.462% 06/07/35 $ 478,735
325,000 (c),(d) MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL,
(TSFR1M + 1.896%)
6.216 03/15/39 324,391
1,000,000 (c),(d) Natixis Commercial Mortgage Securities Trust 2019-MILE, Series
2019 MILE, (TSFR1M + 2.829%)
7.149 07/15/36 780,749
213,815 (c),(d) New Residential Mortgage Loan Trust 2014-1, Series 2014 1A 5.926 01/25/54 208,515
365,115 (c),(d) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5.312 08/25/55 362,269
135,000 (c) SLG Office Trust 2021-OVA, Series 2021 OVA 2.851 07/15/41 113,788
250,000 (c),(d) VNDO Trust 2016-350P, Series 2016 350P 3.903 01/10/35 243,954
5,434 (d) Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2004-RA3 Trust, Series 2004 RA3
5.576 08/25/38 5,385
195,000 Wells Fargo Commercial Mortgage Trust 2016-C33, Series 2016
C33
3.896 03/15/59 187,276
500,000 (d) Wells Fargo Commercial Mortgage Trust 2017-C38, Series 2017
C38
3.903 07/15/50 457,925
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $43,013,527) 39,998,173
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
890117 SOVEREIGN DEBT - 1.5% (1.0% of Total Investments) 890117
BAHRAIN - 0.4%
250,000 (c) Bahrain Government International Bond 7.000 10/12/28 257,611
TOTAL BAHRAIN 257,611
EGYPT - 0.7%
400,000 (c) Egypt Government International Bond 5.875 06/11/25 398,065
TOTAL EGYPT 398,065
TURKEY - 0.4%
250,000 Turkiye Government International Bond 5.950 01/15/31 234,441
TOTAL TURKEY 234,441
TOTAL SOVEREIGN DEBT
(Cost $911,658) 890,117
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
551928 VARIABLE RATE SENIOR LOAN INTERESTS - 0.9% (0.6% of Total Investments) 551928
CAPITAL GOODS - 0.3%
207,431 (d) Core & Main LP, Term Loan B, (TSFR6M + 2.000%) 6.270 07/27/28 207,431
TOTAL CAPITAL GOODS 207,431
INSURANCE - 0.3%
159,005 (d) Alliant Holdings Intermediate, LLC, Term Loan B6, (TSFR1M +
2.750%)
7.069 09/19/31 158,210
TOTAL INSURANCE 158,210
MATERIALS - 0.3%
193,545 (d) INEOS Quattro Holdings UK Ltd, First Lien Term Loan B, (TSFR1M
+ 4.250%)
8.675 03/29/29 186,287
TOTAL MATERIALS 186,287
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $559,199) 551,928
TOTAL LONG-TERM INVESTMENTS
(Cost $91,255,880) 86,252,137

Portfolio of Investments March 31, 2025
(continued)
JMM

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%(0.7% of Total Investments)
575,000 REPURCHASE AGREEMENTS - 0.9% (0.7% of Total Investments) 575,000
$ 575,000 (f) Fixed Income Clearing Corporation 4.350% 04/01/25 $ 575,000
TOTAL REPURCHASE AGREEMENTS
(Cost $575,000) 575,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $575,000) 575,000
TOTAL INVESTMENTS - 140.5%
(Cost $91,830,880 ) 86,827,137
REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (42.0)%(g) (25,933,983)
OTHER ASSETS & LIABILITIES, NET -  1.5% 919,830
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 61,812,984
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $29,437,933 have been pledged as collateral for reverse repurchase agreements.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $52,029,927 or 59.9% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.1% of Total Investments.
(f) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $575,069 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 11/15/34, valued at $586,648.
(g) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 29.9%.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 13 6/25 $ 1,395,246 $ 1,406,031 $ 10,785
U.S. Treasury Ultra 10-Year Note 16 6/25 1,818,533 1,826,000 7,467
U.S. Treasury Ultra Bond 38 6/25 4,683,477 4,645,500 (37,977)
Total $7,897,256 $7,877,531 $(19,725)
Interest Rate Swaps - OTC Uncleared
Counterparty
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (a)
Optional
Termination
Date
Maturity
Date
Notional
Amount(b) Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services
LLC. Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 17,000,000 $ 141,022 $ 141,022
(a) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
JMM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 515,975 $ – $ 515,975
Asset-Backed Securities – 19,684,811 – 19,684,811
Corporate Bonds – 24,611,133 – 24,611,133
Mortgage-Backed Securities – 39,998,173 – 39,998,173
Sovereign Debt – 890,117 – 890,117
Variable Rate Senior Loan Interests – 551,928 – 551,928
Short-Term Investments:
Repurchase Agreements – 575,000 – 575,000
Investments in Derivatives:
Futures Contracts* (19,725) – – (19,725)
Interest Rate Swaps* – 141,022 – 141,022
Total $ (19,725) $ 86,968,159 $ – $ 86,948,434
* Represents net unrealized appreciation (depreciation).